S000036894 [Member] Investment Objectives and Goals - BrandywineGLOBAL - Global Opportunities Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximize total return consisting of income and capital appreciation.